Derivatives - Credit Exposure of Derivatives (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Current replacement cost	$ 11,254	$ 12,681
Credit equivalent amount	60,512	54,881
Risk-weighted amount	7,428	6,978
Interest rate contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	3,374	12,159
Credit equivalent amount	10,630	16,389
Risk-weighted amount	2,360	4,507
Interest rate contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Current replacement cost	31	21
Credit equivalent amount	536	56
Risk-weighted amount	449	15
Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Current replacement cost	3,210	11,630
Credit equivalent amount	9,635	15,557
Risk-weighted amount	1,809	4,193
Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Current replacement cost	133	508
Credit equivalent amount	459	776
Risk-weighted amount	102	299
Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	4,255	39,309
Credit equivalent amount	27,492	77,514
Risk-weighted amount	3,276	11,471
Foreign exchange contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Current replacement cost	434	17,605
Credit equivalent amount	2,555	35,543
Risk-weighted amount	375	4,247
Foreign exchange contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Current replacement cost	1,961
Credit equivalent amount	14,286
Risk-weighted amount	1,635
Foreign exchange contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Current replacement cost	48	486
Credit equivalent amount	363	1,029
Risk-weighted amount	83	212
Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Current replacement cost	1,812	21,218
Credit equivalent amount	10,288	40,942
Risk-weighted amount	1,183	7,012
Other contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	540	4,147
Credit equivalent amount	9,423	10,287
Risk-weighted amount	1,443	1,579
Other contracts [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	6	3
Credit equivalent amount	634	358
Risk-weighted amount	149	145
Other contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	151	3,043
Credit equivalent amount	5,706	7,383
Risk-weighted amount	667	920
Other contracts [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	383	1,101
Credit equivalent amount	3,083	2,546
Risk-weighted amount	627	514
Before master netting agreements [member]
Disclosure of financial assets [line items]
Current replacement cost	8,169	55,615
Credit equivalent amount	47,545	104,190
Risk-weighted amount	7,079	17,557
Impact of master netting agreements [member]
Disclosure of financial assets [line items]
Current replacement cost		34,205
Credit equivalent amount		54,039
Risk-weighted amount		11,464
After master netting agreements [member]
Disclosure of financial assets [line items]
Current replacement cost	8,169	21,410
Credit equivalent amount	47,545	50,151
Risk-weighted amount	7,079	6,093
Derivatives impact of collateral [member]
Disclosure of financial assets [line items]
Current replacement cost		8,884
Credit equivalent amount		9,602
Risk-weighted amount		1,173
Derivatives after impact of collateral [member]
Disclosure of financial assets [line items]
Current replacement cost	8,169	12,526
Credit equivalent amount	47,545	40,549
Risk-weighted amount	7,079	4,920
Derivatives qualifying central counterparty contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	3,085	155
Credit equivalent amount	12,967	14,332
Risk-weighted amount	$ 349	$ 2,058